Share capital (Tables)	12 Months Ended
Nov. 30, 2019
Share Capital [Line Items]
Summary of the grant date weighted average fair value of SARs granted
The following table summarizes the grant date weighted average fair value of SARs granted during the period ended:

			For the year ended November 30, 2019
	Number of SARs		Weighted average grant dare fair value

2019	40,000	$	1.29 (CAD 1.71)

Summary of the share-based compensation expense for the stock option plan	The fair value of options granted in 2019 and 2018 was estimated at the grant date using the Black-Scholes model and the following weighted average assumptions

	2019	2018

Risk free interest rate	2.15%	1.46%
Expected volatility	57%	58%
Average option life in years	8 years	8 years
Grant-date share price	$ 6.15 (CAD 8.19)	$ 7.49 (CAD 9.56)
Option exercise price	$ 6.15 (CAD 8.19)	$ 7.49 (CAD 9.56)

Summary of changes in the number of options outstanding
Changes in the number of options outstanding during the past two years were as follows:

		Weighted average exercise price per option
	Number of options	CAD	USD

Options as at December 1, 2017	2,335,895	$2.21	$1.71
Granted	251,544	9.56	7.49
Expired	(2,000)	8.50	6.74
Exercised (share price: CAD 9.14 ( USD 7.07) )	(412,734)	1.69	1.30

Options outstanding as at November 30, 2018	2,172,705	3.15	2.37

Granted	406,400	8.19	6.20
Forfeited	(88,489)	6.07	4.56
Exercised (share price: CAD 7.78 ( USD 5.82) )	(74,832)	1.96	1.46

Options outstanding as at November 30, 2019	2,415,784	$3.94	$2.96

Options exercisable as at November 30, 2019	1,864,727	$2.69	$2.02

Options exercisable as at November 30, 2018	1,676,057	$2.09	$1.57

Summary of the model used to determine fiar value of stock appreciation rights	the fair value of SARs granted in 2019 is estimated at each reporting period using the Black-Scholes model and the following weighted average assumptions:

Measurement date as at November 30, 2019

Risk free interest rate	1.46%
Expected volatility	58%
Average option life in years	8 years
Grant-date share price	$3.06 (CAD 4.06)
Option exercise price	$3.06 (CAD 4.06)

Summary of the following table provides stock option information
The following table provides stock option information as at November 30, 2019
.

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price
CAD	USD		(years)	CAD	USD

0.25 – 1.19	0.19 – 0.90	814,660	3.95	0.64	0.48
2.01 – 3.75	1.51 – 2.82	530,000	6.38	2.07	1.56
3.76 – 4.60	2.83 – 3.46	110,000	0.02	3.84	2.89
4.61 – 6.00	3.47 – 4.52	260,000	6.57	5.82	4.38
6.01 – 9.00	4.53 – 6.78	479,900	9.01	8.00	6.03
9.01 – 10.00	6.78 – 7.53	221,224	8.36	9.56	7.20

		2,415,784	6.00	3.94	2.96

Summary of Accumulated other comprehensive income (loss) (Detail)	Accumulated other comprehensive income (loss)

	November 30		December 1,

	2019	2018	2017

Unrealized losses on FVOCI financial assets, net of tax	$(12)	$(95)	$(80)
Cumulative exchange difference on translation of foreign operations	33	-	-

	$21	$(95)	$(80)

Summary of the measurement date weighted average fair value of stock options granted
The following table summarizes the measurement date weighted average fair value of stock options granted during the years ended November 30, 2019 and 2018
.

	Number of stock options granted	Weighted average grant date fair value

2019	406,400	$3.69 (CAD 4.92)
2018	251,544	$3.63 (CAD 4.63)

Summary of earnings per share calculation
The calculation of basic earnings per share was based on the net loss attributable to common shareholders of the Company of $
12,496
(2018 – $
4,700
)
and a weighted average number of common shares outstanding of
76,928,287
(2018 –
75,942,385
), calculated as follows
.

	2019	2018

Issued common shares as at December 1	76,877,679	74,962,050
Effect of share options exercised	49,920	153,325
Effect of public issue common shares	688	-
Effect of broker options exercised	-	25,089
Effect of issuance of common shares – TaiMed	-	801,921

Weighted average number of common shares, basic and diluted	76,928,287	75,942,385